Net loss per share and dividends per share - Additional Information (Details) - USD ($)		12 Months Ended
	Feb. 28, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		3,704,694	3,094,003	2,544,983
Dividends Payable, Amount Per Share				$ 0.05
Payments of Dividends	$ 1,700,000		$ 1,659,308	$ 0
Payment of preferred dividends		$ 791,781	0	0
Preferred stock dividend accrued		$ 500,000	$ 0	$ 0
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number		546,935	318,417	322,106